THE TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                          YIELD TO
    AMOUNT                                                                           MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                 MATURITY DATE     RATE          VALUE
--------------    -------------------------------------------------  -------------   ---------   -------------
U.S. TREASURY OBLIGATIONS (43.7%)
$      80,000     United States Treasury Notes.....................  05/15/99           6.375%   $  80,047,514
       42,500     United States Treasury Notes.....................  05/31/99           6.250       42,522,728
       20,000     United States Treasury Notes.....................  07/31/99           5.875       20,017,530
       40,000     United States Treasury Notes.....................  09/30/99           7.125       40,403,656
       75,000     United States Treasury Notes.....................  10/31/99           7.500       75,991,478
       15,000     United States Treasury Notes.....................  01/15/00           6.375       15,172,943
                                                                                                 -------------
                      TOTAL U.S. TREASURY OBLIGATIONS..............                                274,155,849
                                                                                                 -------------
REPURCHASE AGREEMENTS (55.6%)
       30,000     First Boston Repurchase Agreement, dated
                    04/30/99, at 4.800%, proceeds include interest
                    $30,012,000 (collateralized by $24,708,000 U.S.
                    Treasury Bonds, 11.125% through 14.250%, due
                    02/15/02 though 08/15/03, valued at
                    $30,894,757)...................................  05/03/99           4.800       30,000,000
      118,534     Goldman Sachs Repurchase Agreement,
                    dated 04/30/99, at 4.890%, proceeds include
                    interest $118,582,303 (e)......................  05/03/99           4.890      118,534,000
       30,000     Lehman Brothers Repurchase Agreement,
                    dated 04/30/99, at 4.880%, proceeds include
                    interest $30,012,200 (collateralized by
                    $30,120,000 U.S. Treasury Notes, 5.250%, due
                    08/15/03, valued at $30,593,849)...............  05/03/99           4.880       30,000,000
       25,000     Merrill Lynch Repurchase Agreement,
                    dated 04/30/99, at 4.850%, proceeds include
                    interest $25,010,104 (collateralized by
                    $22,720,000 U.S. Treasury Notes, 7.000%, due
                    07/15/06, valued at $25,503,061)...............  05/03/99           4.850       25,000,000
      145,000     Westdeutsche Landesbank Repurchase Agreement,
                    dated 04/30/99, at 4.880%, proceeds include
                    interest $145,058,967 (collateralized by
                    $93,000,000 U.S. Treasury Bonds, 11.250%, due
                    02/15/15, valued at $148,838,803)..............  05/03/99           4.880      145,000,000
                                                                                                 -------------
                      TOTAL REPURCHASE AGREEMENTS..................                                348,534,000
                                                                                                 -------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.3%).......................     622,689,849
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)................................       4,130,137
                                                                                                 -------------
                  NET ASSETS (100.0%).........................................................   $ 626,819,986
                                                                                                 -------------
                                                                                                 -------------

------------------------------
(e)Collateralized by:
U.S. Treasury Bonds $54,463,000, 7.250% due 05/15/16
U.S. Treasury Notes $56,485,000, 4.750% due 11/15/08
Valued at $120,904,969

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $274,155,849
Repurchase Agreement at Amortized Cost and Value    348,534,000
Cash                                                        416
Interest Receivable                                   4,331,478
Receivable for Expense Reimbursement                     33,121
Prepaid Expenses and Other Assets                         3,271
                                                   ------------
    Total Assets                                    627,058,135
                                                   ------------
LIABILITIES
Advisory Fee Payable                                    124,611
Administrative Services Fee Payable                      16,282
Accrued Trustees' Fees and Expenses                         711
Administration Fee Payable                                  521
Fund Services Fee Payable                                   336
Accrued Expenses                                         95,688
                                                   ------------
    Total Liabilities                                   238,149
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $626,819,986
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $20,325,768
EXPENSES
Advisory Fee                                       $  828,940
Administrative Services Fee                           109,831
Custodian Fees and Expenses                            59,804
Professional Fees and Expenses                         19,472
Fund Services Fee                                       8,635
Administration Fee                                      4,035
Trustees' Fees and Expenses                             3,320
Miscellaneous                                           7,563
                                                   ----------
    Total Expenses                                  1,041,600
Less: Reimbursement of Expenses                      (235,867)
                                                   ----------
NET EXPENSES                                                        805,733
                                                                -----------
NET INVESTMENT INCOME                                            19,520,035
NET REALIZED LOSS ON INVESTMENTS                                    (10,437)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $19,509,598
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED     FOR THE FISCAL
                                                   APRIL 30, 1999      YEAR ENDED
                                                    (UNAUDITED)     OCTOBER 31, 1998
                                                   --------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   19,520,035   $     28,925,807
Net Realized Loss on Investments                          (10,437)           (11,600)
                                                   --------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                       19,509,598         28,914,207
                                                   --------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       2,283,002,165      5,803,822,953
Withdrawals                                        (2,380,738,451)    (5,244,794,486)
                                                   --------------   ----------------
    Net Increase (Decrease) from Investors'
      Transactions                                    (97,736,286)       559,028,467
                                                   --------------   ----------------
    Total Increase (Decrease) in Net Assets           (78,226,688)       587,942,674
NET ASSETS
Beginning of Period                                   705,046,674        117,104,000
                                                   --------------   ----------------
End of Period                                      $  626,819,986   $    705,046,674
                                                   --------------   ----------------
                                                   --------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                            FOR THE PERIOD
                                                       FOR THE         FOR THE FISCAL        JULY 7, 1997
                                                   SIX MONTHS ENDED         YEAR           (COMMENCEMENT OF
                                                    APRIL 30, 1999    ENDED OCTOBER 31,   OPERATIONS) THROUGH
                                                     (UNAUDITED)            1998           OCTOBER 31, 1997
                                                   ----------------   -----------------   -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                0.19%(a)             0.12%                0.04%(a)
  Net Investment Income                                       4.68%(a)             5.35%                5.52%(a)
  Expenses without Reimbursement                              0.25%(a)             0.27%                0.52%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Treasury Money Market Portfolio (the "portfolio") is one of two subtrusts ("portfolios") comprising Series Portfolio II. Series Portfolio II is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 9, 1997. The portfolio commenced operations on July 7, 1997. The portfolio's investment objective is to provide high current income consistent with the preservation of capital and same-day liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) Expenses incurred by Series Portfolio II with respect to any two or more portfolios in Series Portfolio II are allocated in proportion to the net assets of each portfolio in Series Portfolio II, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended April 30, 1999, such fees amounted to $828,940.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1999, the fee for these services amounted to $4,035.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J. P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 1999, the fee for these services amounted to $109,831.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than the following respective percentages of average daily net assets of the portfolio for the periods indicated below:

August 1, 1998 - November 30, 1998.................................      0.15%
December 1, 1998 - Current.........................................      0.20%

      For the six months ended April 30, 1999, J.P. Morgan has agreed to reimburse the portfolio $235,867 for expenses under this agreement. The total operating expenses for the portfolio is a blended ratio which is based on reimbursements in effect for the six months ended April 30, 1999 and may not necessarily represent the actual amount incurred by an interest holder. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $8,635 for the six months ended April 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses.The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,800.

22